Suspended Exploratory Well Costs - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant, and Equipment [Line Items]
Charges to exploration expense		$ 1	$ 977	$ 323
Capitalized exploratory well costs		444	525	1,230	$ 1,124
Exploration and Production [Member]
Property, Plant, and Equipment [Line Items]
Charges to exploration expense		87
Capitalized exploratory well costs			1
Gulf Of Mexico, Shenandoah Project [Member] | Exploration and Production [Member]
Property, Plant, and Equipment [Line Items]
Charges to exploration expense		$ 437
Capitalized exploratory well costs			326
Gulf Of Mexico, Phobos Project [Member] | Exploration and Production [Member]
Property, Plant, and Equipment [Line Items]
Charges to exploration expense	$ 215
Capitalized exploratory well costs				99
Gulf Of Mexico, Warrior Project [Member] | Exploration and Production [Member]
Property, Plant, and Equipment [Line Items]
Charges to exploration expense	$ 108
Colombia Project [Member] | Exploration and Production [Member]
Property, Plant, and Equipment [Line Items]
Charges to exploration expense			243
Capitalized exploratory well costs				109
Cote d’Ivoire Project [Member] | Exploration and Production [Member]
Property, Plant, and Equipment [Line Items]
Charges to exploration expense			$ 329
Capitalized exploratory well costs				237
Gulf of Mexico, Yeti Project [Member] | Exploration and Production [Member]
Property, Plant, and Equipment [Line Items]
Charges to exploration expense				231
Mozambique Project [Member] | Exploration and Production [Member]
Property, Plant, and Equipment [Line Items]
Charges to exploration expense				$ 92